Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	At December 31,	At December 31,
	2025	2024
Cash deposits	$433.9	$788.1
Term deposits	237.0	663.2
	$670.9	$1,451.3